RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of recent accounting pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of IFRS 16 Leases

On January 1, 2019, the Company adopted IFRS 16. IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments. IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer. Distinctions of operating leases (off balance sheet) and finance leases (on balance sheet) are removed for lessee accounting, and are replaced by a model where a right-of-use asset and a corresponding liability are required to be recognized for leases identified, with limited exceptions for short-term leases and leases of low value assets. (Details of these new lease requirements are described in the Company's new accounting policy set out in Note 3). The impact of the adoption of IFRS 16 on the Company's consolidated financial statements is described below.

The Company has adopted IFRS 16 using the modified retrospective approach and therefore, the comparative information has not been restated as permitted under the specific transitional provisions in IFRS 16. The reclassifications and adjustments arising from the new leasing rules are recognized in the opening consolidated balance sheet on January 1, 2019.

i) Impact on the Company's consolidated financial statements

On transition to IFRS 16, the Company recognized an additional $41.5 million of right-of-use assets and $41.8 million of lease liabilities, recognizing the difference in retained deficit.

When measuring lease liabilities, the Company discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied is 9.65%.

January 1, 2019
Operating lease commitments disclosed as at December 31, 2018 (Note 34)	$14.8
Discounted using the incremental borrowing rate at January 1, 2019	$12.5
Less: Short-term leases recognized on a straight-line basis as an expense	(1.0)
Add: Embedded leases identified in existing service contracts	36.5
Less: Other related to variable payments not based on an index or a rate	(6.2)
Lease liabilities recognized at January 1, 2019 (i)	41.8
Current	$18.7
Non-current	$23.1
$41.8
(i)Lease liabilities are included in Other Financial Liabilities on the consolidated balance sheet.

The associated right-of-use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated balance sheet on December 31, 2018. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application.

Right-of-use assets are included in property, plant and equipment on the consolidated balance sheet. The right-of-use assets recognized upon adoption of IFRS 16 relate to the following types of assets:

As at,	January 1, 2019
Properties	$5.3
Vehicles	17.0
Equipment	19.2
$41.5
Segment assets and segment liabilities at December 31, 2019 increased as a result of the change in accounting policy. The following segments were affected by the change in policy:

	Segment assets	Segment liabilities
Canadian Malartic	$1.8	$1.9
Jacobina	7.4	7.3
Cerro Moro	14.5	15.2
El Peñón	10.4	9.4
Minera Florida	1.9	1.8
Corporate and other	7.3	7.9
	$43.3	$43.5

ii) Practical expedients applied

In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

•the use of a single discount rate to a portfolio of leases with reasonably similar characteristics;
•the accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases;
•the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application; and
•the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

Refer to Note 3 for a description of the new accounting policy applied by the Company as a result of adoption of IFRS 16.

New and Revised IFRSs, Narrow Scope Amendments to IFRSs and IFRS Interpretations not yet Effective

Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2019. There are currently no such pronouncements that are expected to have a significant impact on the Company's consolidated financial statements upon adoption.